Goodwill and Intangible Assets, Net - Narrative (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) patent	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) patent	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets, Net
Number of intangible assets added			23		17
Amortization expense | $	$ 32	$ 40	$ 102	$ 115	$ 160	$ 107
Patents
Goodwill and Intangible Assets, Net
Number of intangible assets added			6		4